WARRANTS - Quantitative inputs for Series C 1 Preferred Warrants (Details)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Expected volatility | Stay Private, Scenario
WARRANTS
Warrants measurement input	60.0
Series C-1 Preferred Warrants | Expected volatility
WARRANTS
Warrants measurement input		60.0	45.0	45.0
Series C-1 Preferred Warrants | Expected volatility | Stay Private, Scenario
WARRANTS
Warrants measurement input	60.0
Series C-1 Preferred Warrants | Expected volatility | Business Combination, Scenario
WARRANTS
Warrants measurement input	20.5
Series C-1 Preferred Warrants | Expected term (in years)
WARRANTS
Warrants measurement input		1.0	2.0	4.0
Series C-1 Preferred Warrants | Expected term (in years) | Stay Private, Scenario
WARRANTS
Warrants measurement input	1.25
Series C-1 Preferred Warrants | Expected term (in years) | Business Combination, Scenario
WARRANTS
Warrants measurement input	0.25
Series C-1 Preferred Warrants | Risk-free interest rate
WARRANTS
Warrants measurement input		0.1	1.6	2.5
Series C-1 Preferred Warrants | Risk-free interest rate | Stay Private, Scenario
WARRANTS
Warrants measurement input	0.1
Series C-1 Preferred Warrants | Risk-free interest rate | Business Combination, Scenario
WARRANTS
Warrants measurement input	0.1